INVENTORIES, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials, parts and supplies	$ 1,256	$ 1,414
Finished products	1,148	1,232
Inventories, net	2,404	2,646
Valuation adjustment for slow inventory	$ 2,129	$ 1,979